Disclosure of detailed information about exploration and evaluation assets explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Exploration and evaluation assets, beginning of period	$ 22,900	$ 22,346
Additions	9,096	5,701
Disposal		(2,382)
Recoveries		(5,635)
Foreign exchange movement	(2,590)	2,870
Exploration and evaluation assets, end of period	$ 29,406	$ 22,900